Plant, Equipment, and Mine Development, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Components of plant, equipment, and mine development, net
The following table provides the components of Plant, equipment, and mine development, net (dollars in thousands):

	Depreciation Life or Method	March 31, 2021	December 31, 2020
Leach pads	Units-of-production	$17,432	$17,432
Process equipment	5 - 15 years	17,459	16,065
Buildings and leasehold improvements	10 years	10,507	10,507
Mine equipment	5 - 7 years	6,707	5,961
Vehicles	3 - 5 years	1,227	991
Furniture and office equipment	7 years	341	322
Mine development	Units-of-production	1,096	756
Mineral properties	Units-of-production	37	37
Construction in progress and other		37,683	33,185
		$92,489	$85,256
Less, accumulated depreciation and amortization		(26,134)	(25,033)
Total		$66,355	$60,223

The following table provides the components of plant, equipment, and mine development, net (in thousands):

	Depreciation Life or Method	December 31, 2020	December 31, 2019
Leach pads	Units-of-production	$17,432	$17,419
Process equipment	5 - 15 years	16,065	14,770
Buildings and leasehold improvements	10 years	10,507	10,507
Mine equipment	5 - 7 years	5,961	4,716
Vehicles	3 - 5 years	991	136
Furniture and office equipment	7 years	322	129
Mine development	Units-of-production	756	119
Mineral properties	Units-of-production	37	—
Construction in progress and other		33,185	936
		$85,256	$48,732
Less, accumulated depreciation and amortization		(25,033)	(17,208)
Total		$60,223	$31,524